Document and Entity Information	Nov. 05, 2020
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2020
Entity File Number	001-37558
Entity Registrant Name	NABRIVA THERAPEUTICS PLC
Entity Incorporation, State or Country Code	L2
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	25-28 North Wall Quay,
Entity Address, Adress Line Two	IFSC
Entity Address, City or Town	Dublin 1
Entity Address, Postal Zip Code	00000
Entity Address, Country	IE
City Area Code	610
Local Phone Number	816-6640
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, nominal value $0.01 per share
Trading Symbol	NBRV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001641640
Amendment Flag	false